Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

	September 30, 2022	December 31, 2021
Prepaid Expenses	$145,734	$-
Prepaid insurance	119,331	105,900
Other prepaid expenses	11,352	46,170
Lease deposits	14,378	14,378
Other assets	-	10
Total	$290,795	$166,458

As of September 30, 2022 and December 31, 2021, there was a total amount of $80,000 and $95,000 of long-term prepaid insurance, respectively.

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31, 2021	December 31, 2020
Prepaid insurance	$105,900	$-
Other prepaid expenses	46,170	7,000
Lease deposits	14,378	5,000
Other assets	10	-
Total	$166,458	$12,000

As of December 31, 2021 and 2020, there was a total amount of $95,000 and $0 of long-term prepaid insurance, respectively.